Condensed Balance Sheets (Parenthetical) (Unaudited) - $ / shares	Jan. 31, 2023	Apr. 30, 2022	Apr. 30, 2021
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares, issued	8,349,859	3,323,942	3,313,841
Common stock, shares outstanding	8,349,859	3,323,942	3,313,841
Series A, B and C Convertible Preferred Stock
Preferred stock par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares designated	620,000	620,000	620,000
Preferred stock, shares issued	403,228	483,265	483,265
Preferred stock, shares outstanding	403,228	483,265	483,265